Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of lessee lease information

	December 31,	December 31,
	2022	2023
Operating leases:
Right-of-use assets - operating lease	7,374,456	11,404,116
Current portion of operating lease liabilities	1,025,968	1,743,156
Non-current operating lease liabilities	6,517,096	10,070,057
Total operating lease liabilities	7,543,064	11,813,213
Finance leases:
Right-of-use assets - finance lease	49,205	55,985
Current portion of finance lease liabilities	30,609	25,311
Non-current finance lease liabilities	14,457	22,173
Total finance lease liabilities	45,066	47,484

	As of December 31,		As of December 31,
	2022		2023
Weighted-average remaining lease term:
Operating leases	11.6	years	12.0	years
Finance leases	2.9	years	4.4	years

Weighted-average discount rate:
Operating leases	5.09%		4.92%
Finance leases	5.58%		5.22%

	For the Year Ended December 31,
	2022	2023
Operating cash outflows from operating leases	1,280,125	2,220,978
Operating cash outflows from finance leases (interest payments)	4,906	2,122
Financing cash outflows from finance leases	27,489	37,511
Right-of-use assets obtained in exchange for lease liabilities	5,820,041	6,339,111

Schedule of lease expenses

	Year Ended December 31,
Lease cost:	2022	2023
Amortization of right-of-use assets	1,141,740	1,529,463
Interest of operating lease liabilities	310,701	566,704
Expenses for short-term leases within 12 months and other non-lease component	407,850	544,640
Total lease cost	1,860,291	2,640,807

Schedule of maturities of our operating and finance lease liabilities (excluding short-term leases)

	As of December 31,		As of December 31,
	2022		2023
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
2023	1,574,692	35,151	—	—
2024	1,426,176	17,299	2,658,392	28,395
2025	1,213,535	6,717	1,949,316	11,342
2026	1,038,903	6,277	1,724,905	10,588
2027	837,505	4,737	1,449,608	8,899
2028	768,279	294	1,173,595	4,880
Thereafter	4,499,959	1,856	8,241,769	2,319
Total minimum lease payments	11,359,049	72,331	17,197,585	66,423
Less: Interest	(3,815,985)	(27,265)	(5,384,372)	(18,939)
Present value of lease obligations	7,543,064	45,066	11,813,213	47,484
Less: Current portion	(1,025,968)	(30,609)	(1,743,156)	(25,311)
Long-term portion of lease obligations	6,517,096	14,457	10,070,057	22,173